Intangible Liability - Charter Agreements - Schedule of Intangible Liability (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Intangible Liability Charter Agreements [Abstract]
Opening balance	$ 17,931	$ 20,050
Amortization in period	(2,119)	(2,119)
Closing balance	$ 15,812	$ 17,931